Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6 – Property and Equipment

The estimated useful lives and accumulated depreciation for equipment are as follows as of March 31, 2023, and December 31, 2022:

Estimated Useful Life
Manufacturing equipment	6 to 10 years
Medical equipment	7 to 10 years
Office equipment	3 to 7 years

	March 31, 2023	December 31, 2022
Manufacturing equipment	$132,513	$132,513
Medical equipment	283,065	283,065
Office equipment	77,601	77,601
Leasehold improvements	96,817	96,817
Less: accumulated depreciation	(172,354)	(153,267)
Total equipment, net	$417,642	$436,729

During the three months ended March 31, 2023, and 2022, the Company recorded depreciation expense of $19,087 and $15,095, respectively.

Note 6 – Property and Equipment

The estimated useful lives and accumulated depreciation for equipment are as follows as of December 31, 2022, and December 31, 2021:

Estimated Useful Life
Manufacturing equipment	6 to 10 years
Medical equipment	10 years
Office equipment	3 to 7 years

	December 31, 2022	December 31, 2021
Manufacturing equipment	$132,513	$132,513
Medical equipment	283,065	275,423
Office equipment	77,601	74,891
Leasehold improvements	96,817	96,817
Less: accumulated depreciation	(153,267)	(78,208)
Total equipment, net	$436,729	$501,436

During each of the years ended December 31, 2022, and 2021, the Company recorded depreciation expense of $75,492 and $25,952, respectively.